Amounts Receivable and Prepaid Expenses (Details) - Schedule of receivable and prepaid expenses - CAD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Receivable And Prepaid Expenses Abstract
HST	$ 3,758	$ 1,698
Trade and other receivables due from related parties	19	281
Prepaid expenses and other receivables	7,143	8,047
Total	$ 10,920	$ 10,026